EQUITY - OUTSTANDING RSUS (Details)	1 Months Ended		4 Months Ended	5 Months Ended	12 Months Ended
	Feb. 02, 2020	Jan. 18, 2019 shares	Apr. 19, 2018	Jun. 02, 2017	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Treasury Stock Shares Acquired					1,106,158
Purchase Of Treasury Shares | $					$ 11,141,000	$ 8,178,000
Treasury Stock Acquired Average Cost Per Share | $					7.39
Number Of Other Equity Instruments Exercised Or Vested In Sharebased Payment Arrangement	1,305,065
Increase (decrease) in number of shares outstanding		335,431
Number of shares outstanding		75,406,357
Equity attributable to owners of parent [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase Of Treasury Shares | $					(11,141,000)	(8,178,000)
Treasury Shares Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase Of Treasury Shares | $					$ (11,141,000)	$ (8,178,000)
Increase (decrease) in number of shares outstanding					4,425,499	1,106,158
Number of shares outstanding					5,531,657	1,106,158
Weighted average share price 2019 | $ / shares					$ 2.52	$ 7.39
2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding					861,863
2018 plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding					1,060,220
Time Restricted Stock Units ("RSU") (equity settled) | 2016 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding					0	1,109,338	1,148,625
Forfeited						39,287
Vested					(1,109,338)
Time Restricted Stock Units ("RSU") (equity settled) | 2017 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding					443,490	815,693	861,863
Forfeited					137,136	46,170
Vested					(235,067)
Number Of Instruments Other Equity Instruments Granted				29,300
Time Restricted Stock Units ("RSU") (equity settled) | 2018 plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding					647,215	1,060,220	0
Forfeited					312,641	5,000
Vested					(100,364)
Granted						1,065,220
Number Of Instruments Other Equity Instruments Granted			23,232
ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardVestingPeriod			1
Time Restricted Stock Units ("RSU") (equity settled) | 2019 Plan Board and Extraordinary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding					813,842
Granted					813,842
Time Restricted Stock Units ("RSU") (equity settled) | 2019 Plan 5 Years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding					238,663
Granted					238,663
Time Restricted Stock Units ("RSU") (equity settled) | 2019 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding					2,622,843
Forfeited					571,035
Granted					2,560,666
Additional grant					633,212